Fair Value Measurements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Assets fair value	$ 40	$ 154
Impairment of assets	1,285
Long-term debt, less current portion	85,005	30,000
Fair value of long term debt	100,611
Carrying value of long term debt	97,231
Fair value of investment	9,750
Subsidiaries located in Germany, Hong Kong and China
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Assets fair value
Impairment of assets	$ 1,286